Restatement of Previously Issued Financial Statements	6 Months Ended
Jun. 30, 2021
Restatement Of Previously Issued Financial Statements [Abstract]
Restatement of Previously Issued Financial Statements

Note 3

Restatement of Previously Issued Financial Statements

During the audit of the Company’s financial statements for the year ended December 31, 2020, the Company identified an error in the presentation of the intellectual property expenses, including in the six months ended June 30, 2020. The intellectual property expenses should have been classified as general and administrative expenses instead of research and development expenses.

This resulted in a restatement to correct previously reported amounts in the financial statements of the Company for the six months ended June 30, 2020. This reclassification of expenses had no impact on total operating expenses, net loss, loss per share or the balance sheet.

The following table presents the impact of the restatement in the financial statements for the six months ended June 30, 2020:

	For the Six Months Ended June 30, 2020
	As Previously Reported	Adjustments	As Restated

Research and development expenses	$160,751	$(119,330)	$41,421
General and administrative expenses	920,943	119,330	1,040,273
Total operating expenses	$1,081,694	$-	$1,081,694